Registration No.   33-85182
                                                                    811-8820

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        /X/


         Pre-Effective Amendment No.

         Post-Effective Amendment No.  4
                                      ---
                                    and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

         Amendment No.  6
                       ---
                         Markman MultiFund Trust
-------------------------------------------------------------------------------
          (Exact Name of Registrant as Specified in Charter)

          6600 France Avenue South, Suite 565, Edina, Minnesota 55435
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                  (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (612)920-4848

                           Robert J. Markman
                             Markman MultiFund Trust
                       6600 France Avenue South, Suite 565
                             Edina, Minnesota 55435
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                     (Name and Address of Agent for Service)

                        Copies of all correspondence to:
                              Harvey E. Bines, Esq.
                            Sullivan & Worcester LLP
                             One Post Office Square
                           Boston, Massachusetts 02109

It is proposed that this filing will become effective:

/ /     immediately upon filing pursuant to Rule 485(b)

/ /     on (      ) pursuant to Rule 485(b)

/X/     60 days after filing pursuant to Rule 485(a)

/ /     on (      ) pursuant to Rule 485(a)


         The Registrant has registered an indefinite number of shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 1996 will be filed with the Commission on or before February 28, 1997.

                             MARKMAN MULTIFUND TRUST

                              Cross Reference Sheet
                             Pursuant to Rule 481(a)
                        Under the Securities Act of 1933



PART A

                      REGISTRATION STATEMENT     CAPTION IN
                      CAPTION                    PROSPECTUS

Item No.

1.                    Cover Page                 Cover Page

2.                    Synopsis                   Expense Information

3.                    Condensed Financial        Financial Highlights;
                      Information                Other Information

4.                    General Description        Cover Page; The Funds;
                      of Registrant              Investment Objectives;
                                                 Investment Policies and
                                                 Restrictions; How We
                                                 Invest; Risks and Other
                                                 Considerations; Other
                                                 Information; Appendix:
                                                 Ratings of Debt
                                                 Instruments

5.                    Management of Fund         The Funds; How We Invest;
                                                 Management of the Trust;
                                                 Other Information

6.                    Capital Stock              The Funds; Dividends,
                                                 Distributions and Taxes

7.                    Purchase of Securities     How to Purchase Shares;
                      Being Offered              Management of the Trust;
                                                 The Distributor;
                                                 Shareholder Services

8.                    Redemption or Repurchase   How to Redeem Shares;
                                                 Shareholder Services

9.                    Pending Legal Proceedings  Inapplicable

PART B
                      REGISTRATION STATEMENT     CAPTION IN STATEMENT
                      CAPTION                    OF ADDITIONAL INFORMATION
ITEM NO.

10.                   Cover Page                 Cover Page

11.                   Table of Contents          Cover Page; Table of
                                                 Contents

12.                   General Information        Inapplicable
                      and History

13.                   Investment Objectives      Investment Objectives and
                      and Policies               Policies;  Investment
                                                 Restrictions

14.                   Management of the Fund     Trustees and Officers

15.                   Control Persons and        Principal Security
                      Principal Holders of       Holders; Description of
                      Securities                 the Trust; Investment
                                                 Manager; Trustees and
                                                 Officers

16.                   Investment Advisory and    Investment Manager;
                      Other Services             Custodian; Transfer Agent
                                                 and Dividend Paying
                                                 Agent; How to Purchase
                                                 Shares (Prospectus);
                                                 Performance Information

17.                   Brokerage Allocation and   Portfolio Transactions
                      Other Practices

18.                   Capital Stock and Other    Description of the Trust
                      Securities

19.                   Purchase, Redemption and   How to Purchase Shares
                      Pricing of Securities      (Prospectus); Shareholder
                      Being Offered              Services (Prospectus); The
                                                 Distributor (Prospectus);
                                                 Distributor; Redemption of
                                                 Shares; Special Redemptions

20.                   Tax Status                 Dividends, Distributions
                                                 and Taxation (Prospectus)

21.                   Calculations of            Performance Information
                      Performance Data

22.                   Financial Statements       Financial Statements

PART C

         The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.








REGISTRANT INCORPORATES HEREIN BY REFERENCE PARTS A, B AND C OF
POST-EFFECTIVE AMENDMENT NO. 3 TO ITS REGISTRATION STATEMENT ON
FORM N-1A FILED WITH THE COMMISSION ON DECEMBER 17, 1996.

                                   SIGNATURES

                      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Markman MultiFund Trust, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of Edina and the State of Minnesota on this 14th of February, 1997.

                             MARKMAN MULTIFUND TRUST


                            By: /s/ Robert J. Markman
                               ______________________
                               Robert J. Markman,
                               Chairman of the Board and
                               President


                      Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

         Signature                      Title                      Date

/s/ Robert J. Markman               Chairman of the           February 14, 1997
____________________                Board of Trustees
Robert J. Markman                   and President
                                    (Principal executive
                                    officer)

/s/ Mark J. Seger                   Treasurer (Principal      February 14, 1997
____________________                financial and
Mark J. Seger                       accounting officer)

          *                         Trustee
____________________
Richard Edwin Dana

          *                         Trustee
_____________________
Peter Dross

          *                         Trustee
_____________________
Judith E. Fansler

          *                         Trustee
_____________________
Susan Gale

          *                         Trustee
_____________________
Susan M. Hawkes

          *                         Trustee
_____________________
Richard W. London

          *                         Trustee
______________________
Melinda S. Machones

          *                        Trustee
__________________
Emilee Markman

          *                        Trustee
___________________
Michael J. Monahan

/s/ David M. Leahy
-------------------------
David M. Leahy
Attorney-in-Fact*
February 14, 1997